LOANS RECEIVABLE	12 Months Ended
Sep. 30, 2025
Loans Receivable
LOANS RECEIVABLE

NOTE 12 - LOANS RECEIVABLE

Loans receivable consisted of the following:

	As of September 30,
	2025	2024
Polar Petroleum Equipment (Shandong) Co., Ltd (“Polar”) (1)	$844,416	$713,532
Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”) (2)	1,069,596	-
Jining Eni Energy Technology Co., Ltd (“Eni Energy”) (3)	281,472	-
Xianlong Technology (Beijing) Co., Ltd. (“Xianlong”) (4)	1,401,731	-
Beijing Youyi Natural Technology Co., Ltd. (“Beijing Youyi”) (5)	267,398	-
Joseph Petroleum Technology (Beijing) Co., Ltd. (“Joseph Petroleum”) (6)	703,680	-
Beijing Chenghui Shengsi Technology Co.,Ltd.(“Beiiing Chenghui”) (7)	18,999
Accrued Interest Receivable	153,860	12,167
Total loans	4,741,152	725,699
Less: current portion	3,777,909	-
Loans receivable, non-current	$963,243	$725,699

(1)

On April 13, 2024 and May 23, 2024, China Oil Blue Ocean made two loans of RMB 3,000,000 ($428,119) and RMB 2,000,000 ($285,413), respectively, to a customer, Polar for three years with annual interest of 4%. The loans were restricted for Polar’s operating activities. The outstanding loans were repaid as follows: RMB 4,000,000 ($562,944) in November 2024 and RMB 1,000,000 ($140,736) in December 2024.

In May 2025, China Oil Blue Ocean lent RMB 6 million ($844,416) to Polar with interest of 3.5% and a term of three years. Interest accrued on this loan was RMB 81,315 ($11,444) and RMB 85,260 ($12,167) as of September 30, 2025 and 2024.

(2)

On March 25, 2024, China Oil Blue Ocean lent RMB5,600,000 (US$780,140) to Sichuan TIBO Fluid Technology Co., Ltd. (“Sichuan TIBO”) an equity investee of the Company. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, respectively, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million ($703,682) loan balance to June 30, 2026.

On April 20, 2025, China Oil Blue Ocean provided an additional loan of RMB 2.6 million ($365,914) to Sichuan TIBO with interest of 3.5% and a term of six months. On October 24, 2025, both parties agreed to extend the maturity date of the loan to June 30, 2026.

As a result of the disposal of equity interest in TIBO in February 2025 (see Note 8), the two outstanding loans from TIBO mentioned above were reclassified as loans receivable from a third party. As of September 30, 2025, the outstanding loan receivable from TIBO amounted to $1,069,596. Interest accrued on above two loans was RMB 236,180($33,239) as of September 30, 2025.

(3)	On May 1, 2025, China Oil Blue Ocean provided a credit facility of RMB 10 million ($3,482,767) to Eni Energy with annual interest of 3.5% and a term of three years. Eni Energy drew down RMB 2 million ($281,472) from the credit facility on May 16, 2025. Interest accrued on this loan was RMB 30,685 ($4,318) as of September 30, 2025.

(4)	On May 14, 2025 and September 29, 2025, China Oil Blue Ocean and Xinjiang Breslin made two loans of RMB 7,000,000 ($985,152) and RMB 2,960,000 ($416,579) respectively to Xianlong for one year with interest of 3.5%. Interest accrued on these loans were RMB 94,540 ($13,305) as of September 30, 2025.

(5)	On May 29, 2025 and June 5, 2025, ZJY Technologies made two loans of RMB 100,000 ($14,073) and RMB 1,800,000 ($253,325) respectively to Beijing Youyi for one year with interest of 3.5%. Interest accrued on this loan was RMB 21,566 ($3,035) as of September 30, 2025.

(6)	On September 29, 2025, Xinjiang Breslin lent RMB 5,000,000 ($703,680) to Joseph Petroleum for one year with interest of 3.5%. Interest accrued on this loan was RMB 959 ($135) as of September 30, 2025.

(7)

On January 1, 2024, ZJY Technologies provided a credit facility of RMB 25 million ($3,482,767) to Beijing Chenghui Shengsi Technology Co., Ltd (“Beijing Chenghui”) with annual interest of 3.5% and a term of three years. Beijing Chenghui drew down a total of RMB 21.33 million ($2,971,039) from October 2024 to June 2025 and repaid RMB 21.19 million ($2,952,040) in September 2025. A balance of RMB135,000($18,999) remained outstanding as of September 30, 2025. Interest accrued from Beijing Chenghui was RMB 628,008 ($88,384) as of September 30, 2025.

Interest accrued on all the above-mentioned loans receivable was RMB1,093,253 ($153,860) and RMB 85,260 ($12,167) as of September 30, 2025 and 2024.